Note 14 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	December 31, 2019	December 31, 2018

Investments in unconsolidated subsidiaries	$1,981	$-
Co-investment commitments	7,969	-
Maximum exposure to loss	$9,950	$-